Governmental Loans - Summary of Company's Long-term Debt Facilities Arising From Financing Activities (Detail) - 12 months ended Mar. 31, 2022 $ in Millions, $ in Millions	USD ($)	CAD ($)
Federal AMF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		$ 39.7
Increase (decrease) through other changes, liabilities arising from financing activities		3.7
Ending balance		43.4
Federal AMF Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		60.2
Increase (decrease) through other changes, liabilities arising from financing activities		(0.8)
Ending balance		59.4
Federal AMF Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	$ 26.5	(26.5)
Increase (decrease) through other changes, liabilities arising from financing activities		0.0
Ending balance	$ 26.5	(26.5)
Federal AMF Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		6.0
Increase (decrease) through other changes, liabilities arising from financing activities		4.5
Ending balance		10.5
Provincial MENDM Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		38.7
Increase (decrease) through other changes, liabilities arising from financing activities		3.2
Ending balance		41.9
Provincial MENDM Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		59.9
Increase (decrease) through other changes, liabilities arising from financing activities		0.0
Ending balance		59.9
Provincial MENDM Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		(26.4)
Increase (decrease) through other changes, liabilities arising from financing activities		0.0
Ending balance		(26.4)
Provincial MENDM Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		5.2
Increase (decrease) through other changes, liabilities arising from financing activities		3.2
Ending balance		8.4
Federal SIF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		8.0
Increase (decrease) through other changes, liabilities arising from financing activities		0.8
Ending balance		8.8
Federal SIF Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		15.0
Increase (decrease) through other changes, liabilities arising from financing activities		0.0
Ending balance		15.0
Federal SIF Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		(7.8)
Increase (decrease) through other changes, liabilities arising from financing activities		0.0
Ending balance		(7.8)
Federal SIF Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		0.8
Increase (decrease) through other changes, liabilities arising from financing activities		0.8
Ending balance		1.6
Federal SIF Loan (EAF) [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		0.0
Increase (decrease) through other changes, liabilities arising from financing activities		1.1
Ending balance		1.1
Federal SIF Loan (EAF) [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		0.0
Increase (decrease) through other changes, liabilities arising from financing activities		2.2
Ending balance		2.2
Federal SIF Loan (EAF) [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		0.0
Increase (decrease) through other changes, liabilities arising from financing activities		(1.1)
Ending balance		(1.1)
Federal SIF Loan (EAF) [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		0.0
Increase (decrease) through other changes, liabilities arising from financing activities		0.0
Ending balance		0.0
Government Loans [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		86.4
Increase (decrease) through other changes, liabilities arising from financing activities		8.8
Ending balance		95.2
Government Loans [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		135.1
Increase (decrease) through other changes, liabilities arising from financing activities		1.4
Ending balance		136.5
Government Loans [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		(60.7)
Increase (decrease) through other changes, liabilities arising from financing activities		(1.1)
Ending balance		(61.8)
Government Loans [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance		12.0
Increase (decrease) through other changes, liabilities arising from financing activities		8.5
Ending balance		$ 20.5